Label	Element	Value
Cumulative Adjustment Arising From Change In Measurement Attribute, Initial Application Of IFRS Standard	tigo_CumulativeAdjustmentArisingFromChangeInMeasurementAttributeInitialApplicationOfIFRSStandard	$ 5,000,000
Non-controlling interests [member]
Cumulative Adjustment Arising From Change In Measurement Attribute, Initial Application Of IFRS Standard	tigo_CumulativeAdjustmentArisingFromChangeInMeasurementAttributeInitialApplicationOfIFRSStandard	(4,000,000)
Retained earnings [member]
Cumulative Adjustment Arising From Change In Measurement Attribute, Initial Application Of IFRS Standard	tigo_CumulativeAdjustmentArisingFromChangeInMeasurementAttributeInitialApplicationOfIFRSStandard	10,000,000	[2]
Equity attributable to owners of parent [member]
Cumulative Adjustment Arising From Change In Measurement Attribute, Initial Application Of IFRS Standard	tigo_CumulativeAdjustmentArisingFromChangeInMeasurementAttributeInitialApplicationOfIFRSStandard	$ 10,000,000

[1]	See below for details about changes in accounting policies.
[2]	Retained profits – includes profit for the year attributable to equity holders, of which $324 million (2017: $345 million; 2016: $321 million) are not distributable to equity holders.